SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION VALUATION TECHNIQUES (Details)		12 Months Ended
	Jun. 12, 2022 $ / shares $ / shares shares	Dec. 31, 2022 $ / shares $ / shares shares	Dec. 31, 2021 $ / shares $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Related outstanding warrants	2,108,750	7,900,000	7,900,000
Related outstanding warrants	2,108,750	7,900,000	7,900,000
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Related outstanding warrants	0.12	0.04	0.34
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Related outstanding warrants	0.10	0.75	0.75
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Related outstanding warrants	25.81	158.73	54.03
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Related outstanding warrants	1.10	4.41	0.34
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Related outstanding warrants	0	0	0
Measurement Input, Warrant Remaining Life in Years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Related outstanding warrants	0 years	0 years	1 month 6 days
Measurement Input, Fair Value Per Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Related outstanding warrants	0.02